Investments in affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended					12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Sumitomo Mitsui Card Co Ltd	Mar. 31, 2010 Sumitomo Mitsui Card Co Ltd	Mar. 31, 2011 Philippine Long Distance Telephone Company	Mar. 31, 2009 Philippine Long Distance Telephone Company	Mar. 31, 2010 Philippine Long Distance Telephone Company	Mar. 14, 2006 Philippine Long Distance Telephone Company	Feb. 29, 2008 Philippine Long Distance Telephone Company Additional	Mar. 31, 2011 Tata Tele services Limited	Mar. 31, 2010 Tata Tele services Limited	Mar. 31, 2011 Tata Tele services Limited Additional Subsequent Event Rights Offerings	Mar. 31, 2011 Tata Tele services Limited Subsequent Event
Schedule of Equity Method Investments [Line Items]
Ownership percentage				34.00%	34.00%						26.00%	26.00%
Percentage of outstanding common shares owned						14.00%		14.00%	7.00%	7.00%				27.00%
Outstanding common shares acquired, Cost Method Value									¥ 52,213
Capital alliance entered with TTSL											On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited, the parent company of TTSL.
Investment, carrying amount	525,456	578,095				95,859		105,944		98,943	252,321		14,424
Aggregate market price of the PLDT shares owned						119,749		134,088
Right to exercise voting rights associated with the ownership interest collectively held by DOCOMO and NTT Com						In accordance with an agreement entered into on January 31, 2006 between PLDT and its major shareholders, including NTT Com and DOCOMO, DOCOMO has the right to exercise the entire 21% voting rights associated with the ownership interest collectively held by DOCOMO and NTT Com
Ownership percentage in PLDT after acquisition of stocks between March 2007 and February 2008						21.00%
PPA Adjustment to Equity in net income (losses) of affiliates, net of applicable taxes							(4,817)					(2,788)
PPA Adjustment to Investments in affiliates							(8,137)					(4,710)
Cumulative share of the earnings or losses of affiliates, less amounts distributed by affiliates as dividends	14,531	11,967	10,346
Dividends received from affiliates	12,757	12,854	15,500
Increase in total carrying value of Investments in affiliates from aggregate underlying equity in net assets	¥ 382,037	¥ 421,132